TAX EXPENSE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating loss carryforwards	$ 9,000,000.0
Unrecognized liabilities	1,800,000	$ 1,800,000.0
State and Local Jurisdiction
Operating loss carryforwards	$ 24,300,000